Related Party Transactions - Summary Of Due From Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	$ 451	¥ 2,940	¥ 18,392
SBCVC [member]
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 18,392
Ningbo Nuannuan [member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 451	¥ 2,940